Expense Example - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Energy Fund	Sep. 29, 2023 USD ($)
Fidelity Advisor Energy Fund - Class A
Expense Example:
1 year	$ 672
3 years	878
5 years	1,101
10 years	1,740
Fidelity Advisor Energy Fund - Class C
Expense Example:
1 year	279
3 years	554
5 years	954
10 years	1,875
Fidelity Advisor Energy Fund - Class M
Expense Example:
1 year	475
3 years	739
5 years	1,023
10 years	1,830
Fidelity Advisor Energy Fund - Class I
Expense Example:
1 year	76
3 years	237
5 years	411
10 years	918
Fidelity Advisor Energy Fund - Class Z
Expense Example:
1 year	63
3 years	199
5 years	346
10 years	$ 774